Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2023
Extractive Industries [Abstract]
Schedule for assets under development

(in thousands of $)	June 30, 2023	December 31, 2022
Opening asset under development balance	1,152,032	877,838
Additions	115,264	221,184
Interest costs capitalized	33,452	53,010
Closing asset under development balance	1,300,748	1,152,032

Schedule of fiscal year maturity	As of June 30, 2023, the estimated timing of the outstanding payments is as follows:

(in thousands of $)
Period ending December 31,
2023 (1)	214,431
2024	183,057
Total	397,488
(1) For the six months ending December 31, 2023.